INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,855	$ 1,947
Finished products	1,786	1,614
Inventories, net	3,641	3,561
Valuation adjustment for slow inventory	$ 3,366	$ 3,148